Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated September 19, 2014 to the Prospectus and Statement of Additional Information for Small-Cap Value Series, a series of Lord Abbett Research Fund, Inc. that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-14-004067).